Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Stock-Based Compensation

Note 16 — Stock-Based Compensation

2020 Share Incentive Plan

In June 2020, in connection with the Business Combination, the Company’s board approved the 2020 Share Incentive Plan (the “2020 Plan”) and reserved 4,632,449 ordinary shares for issuance thereunder. The Company’s employees, non-employee directors and consultants are eligible to receive options, restricted shares, restricted share units, dividend equivalents, deferred shares, share payments or share appreciation rights, which may be awarded or granted under the Plan (collectively, “Awards”). Generally, each option will have an exercise price determined by the administrator and set forth in the award agreements which may be a fixed or variable price related to the fair market value of the Company’s ordinary shares and a contractual term up to ten years. The administrator is authorized to grant deferred shares to any eligible individual. The number of shares of deferred shares shall be determined by the administrator; shares underlying a deferred share award will not be issued until the deferred share award has vested, pursuant to a vesting schedule or other conditions or criteria set by the administrator. As of December 31, 2021 and 2020, a total of 1,486,504 shares had been granted under the 2020 Plan and 3,145,945 shares remained available for future awards.